Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Summary of Changes in Groups Provisions

	Legal contingencies	Indirect tax	Onerous contracts	Other	Total
	(in € millions)
Carrying amount at January 1, 2022	4	8	10	7	29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	6	4	19	—	29
Reversal of unutilized amounts	—	(4)	(2)	(1)	(7)
Exchange differences	1	1	1	—	3
Utilized	(1)	(1)	(23)	—	(25)
Carrying amount at December 31, 2022	10	8	5	6	29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	4	3	9	—	16
Reversal of unutilized amounts	(2)	(3)	(3)	(2)	(10)
Exchange differences	1	—	—	—	1
Utilized	(2)	—	(10)	—	(12)
Carrying amount at December 31, 2023	11	8	1	4	24
As at December 31, 2022
Current portion	10	8	5	3	26
Non-current portion	—	—	—	3	3
As at December 31, 2023
Current portion	11	8	1	1	21
Non-current portion	—	—	—	3	3